Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, plant and equipment

	Freehold Land #	Plant and equipment	Buildings	Leasehold improvements	Office equipment	Furniture and fixtures	Computers	Capital work in progress	Total property, plant and equipment
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2019	8,705	295,406	65	124	56	49	64	16,269	320,738
Additions during the year^	1,258	48,419	—	6	12	8	26	49,218	98,947
Adjustments during the year*	(73)	(51)	—	—	—	—	—	(188)	(312)
Disposals during the year**	—	(95)	—	—	(1)	—	(4)	(27)	(127)
Capitalised during the year	—	—	—	—	—	—	—	(47,373)	(47,373)
As at March 31, 2020	9,890	343,679	65	130	67	57	86	17,899	371,873
Additions during the year^	603	31,179	12	5	9	7	33	22,725	54,573
Acquisition of subsidiaries (refer Note 55)	57	2,500	—	—	1	1	1	—	2,560
Disposal of subsidiary (refer Note 39)	—	(14,998)	—	—	(1)	—	(0)	—	(14,999)
Adjustments during the year*	(19)	(265)	—	—	(1)	—	(1)	(4)	(290)
Disposals during the year**	—	(242)	—	—	(1)		(4)	(39)	(286)
Capitalised during the year	—	—	—	—	—	—	—	(30,176)	(30,176)
As at March 31, 2021	10,531	361,853	77	135	74	65	115	10,405	383,255
Additions during the year^	830	79,195	14	—	14	13	50	92,533	172,649
Asset acquisition (refer Note 56)	1,806	19,906	24	—	2	0	1	—	21,739
Adjustments during the year*	64	(198)	—	—	(1)	1	(1)	(355)	(490)
Assets held for sale		(228)							(228)
Disposal of subsidiaries (refer Note 39)	(1)	(5,976)	—	—	(2)	(2)	(0)	(90)	(6,071)
Disposals during the year**	—	(121)	—	—	(3)	—	(0)	(129)	(253)
Capitalised during the year	—	—	—	—	—	—	—	(80,385)	(80,385)
As at March 31, 2022	13,230	454,431	115	135	84	77	165	21,979	490,216

Accumulated depreciation
As at April 1, 2019	—	21,237	15	25	20	9	30	—	21,336
Charge for the year (refer Note 35)	—	9,827	3	11	7	6	11	—	9,865
Depreciation capitalised during the year	—	2	—	15	6	2	7	—	32
Adjustments during the year*	—	0	—	—	—	—	—	—	0
Disposals during the year	—	(0)	—	—	(1)	—	(4)	—	(5)
As at March 31, 2020	—	31,066	18	51	32	17	44	—	31,228
Charge for the year (refer Note 35)	—	10,568	3	14	9	9	12	—	10,615
Depreciation capitalised during the year	—	4	—	13	6	2	7	—	32
Disposal of a subsidiary (refer Note 39)	—	(615)	—	—	(1)	—	(0)	—	(616)
Disposals during the year	—	(35)	—	—	(1)	—	(4)	—	(40)
As at March 31, 2021	—	40,988	21	78	45	28	59	—	41,219
Charge for the year (refer Note 35)	—	12,148	7	18	9	6	10	—	12,198
Depreciation capitalised during the year	—	4	—	9	6	2	10	—	31
Disposal of subsidiaries (refer Note 39)	—	(734)	—	—	(1)	(1)	(0)	—	(736)
Adjustments during the year*	—	—	—	—	(1)	1	(1)		(1)
Assets held for sale	—	(47)	—	—	—	—	—	—	(47)
Disposals during the year	—	(39)	—	—	(2)	—	(0)	—	(41)
As at March 31, 2022	—	52,320	28	105	56	36	78	—	52,623
Net book value
As at April 1, 2020 (INR)	9,890	312,613	47	79	35	40	42	17,899	340,645
As at March 31, 2021 (INR)	10,531	320,865	56	57	29	37	56	10,405	342,036
As at March 31, 2022 (INR)	13,230	402,111	87	30	28	41	87	21,979	437,593
As at March 31, 2022 (USD)	174	5,300	1	0	0	1	1	290	5,768